Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Services revenue	$ 2		$ 3		$ 310	$ 8
Cost of services					197
Gross profit	2		3		113	8
Operating expenses
Research and development	2,354	1,054	3,904	2,650	4,706	7,776
General and administrative	3,028	1,932	5,317	5,855	10,064	5,156
Total operating expenses	5,382	2,986	9,221	8,505	14,770	12,932
Loss from operations	(5,380)	(2,986)	(9,218)	(8,505)	(14,657)	(12,924)
Other income (expense), net
Change in fair value of SAFEs		(858)		(2,723)	(1,736)
Change in fair value of warrant liability	100	408	111	1,504
Change in fair value of redeemable convertible preferred stock warrant liability					4,950	(2,515)
Other income	61	1	122	17	179	1,032
Total Other income (expense)	161	(449)	233	(1,202)	3,393	(1,483)
Net loss	(5,219)	(3,435)	(8,985)	(9,707)	(11,264)	(14,407)
Other comprehensive income (expense)
Change in foreign currency translation adjustment	(59)		6		110
Comprehensive loss	$ (5,278)	$ (3,435)	$ (8,979)	$ (9,707)	$ (11,154)	$ (14,407)
Net loss per share basic	$ (0.55)	$ (3.54)	$ (0.97)	$ (10.00)	$ (3.41)	$ (21.97)
Net loss per share diluted	$ (0.55)	$ (3.54)	$ (0.97)	$ (10.00)	$ (3.41)	$ (21.97)
Weighted-average common shares outstanding, basic	9,455,751	970,402	9,235,006	970,297	3,302,818	655,665
Weighted-average common shares outstanding, diluted	9,455,751	970,402	9,235,006	970,297	3,302,818	655,665